Taxes payable (Details) - Schedule of Taxes Payable - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Taxes Payable [Abstract]
Value-added tax payable	$ 1,171,501	$ 1,135,002
Income tax payable	396,918	404,617
Other taxes payable	140,265	131,703
Total	$ 1,708,684	$ 1,671,322